UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: April 30

Date of reporting period: July 31, 2015

Jennifer L. Butler

Washington Mutual Investors Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Washington Mutual Investors FundSM
Investment portfolio
July 31, 2015
unaudited
Common stocks 96.47% Energy 8.06%	Shares	Value (000)
Chevron Corp.	15,653,300	$1,385,004
ConocoPhillips	13,650,000	687,141
Enbridge Inc.	24,519,400	1,068,065
EOG Resources, Inc.	534,700	41,273
FMC Technologies, Inc.[1]	3,652,800	119,666
Noble Energy, Inc.	4,269,400	150,411
Oceaneering International, Inc.	1,200,000	48,024
Pioneer Natural Resources Co.	5,233,019	663,390
Royal Dutch Shell PLC, Class B (ADR)	25,140,000	1,461,891
Schlumberger Ltd.	7,759,148	642,613
		6,267,478
Materials 3.84%
Air Products and Chemicals, Inc.	1,715,106	244,420
Dow Chemical Co.	13,160,000	619,309
E.I. du Pont de Nemours and Co.	6,185,200	344,887
Freeport-McMoRan Inc.	1,033,800	12,147
Koninklijke DSM NV (ADR)	2,414,900	34,461
Monsanto Co.	2,453,200	249,956
Nucor Corp.	10,406,100	459,325
Potash Corp. of Saskatchewan Inc.	12,959,009	352,226
Praxair, Inc.	4,012,300	457,964
Rio Tinto PLC (ADR)	1,216,800	46,993
The Chemours Co.	992,040	10,833
WestRock Co.	2,441,322	153,950
		2,986,471
Industrials 15.74%
Boeing Co.	19,239,200	2,773,716
Caterpillar Inc.	4,028,707	316,777
CSX Corp.	9,500,000	297,160
Cummins Inc.	450,000	58,289
Danaher Corp.	521,100	47,712
Fastenal Co.	380,000	15,907
General Dynamics Corp.	3,340,600	498,117
General Electric Co.	27,417,900	715,607
Honeywell International Inc.	600,000	63,030
IDEX Corp.	527,400	40,098
Lockheed Martin Corp.	9,666,900	2,002,015
Norfolk Southern Corp.	1,707,300	143,977
Northrop Grumman Corp.	3,810,000	659,168
PACCAR Inc	4,000,000	259,360
Parker-Hannifin Corp.	2,784,000	313,896
Precision Castparts Corp.	855,500	166,754
Rockwell Automation	4,350,000	507,993
Rockwell Collins, Inc.	5,440,700	460,392
Towers Watson & Co., Class A	365,400	46,325
Washington Mutual Investors Fund — Page 1 of 7

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Union Pacific Corp.	12,855,600	$1,254,578
United Technologies Corp.	7,470,000	749,316
W.W. Grainger, Inc.	330,000	75,474
Waste Management, Inc.	15,166,700	775,473
		12,241,134
Consumer discretionary 13.43%
Carnival Corp., units	1,250,600	66,645
CBS Corp., Class B	7,875,000	421,076
Comcast Corp., Class A	38,070,839	2,376,001
General Motors Co.	400,000	12,604
Home Depot, Inc.	29,441,600	3,445,550
Lowe’s Companies, Inc.	5,500,000	381,480
Newell Rubbermaid Inc.	5,419,100	234,539
Priceline Group Inc.[1]	20,000	24,871
Ralph Lauren Corp., Class A	1,217,000	153,208
Scripps Networks Interactive, Inc., Class A	527,400	33,005
Starbucks Corp.	2,985,600	172,956
Target Corp.	2,100,000	171,885
Time Warner Inc.	3,000,000	264,120
Twenty-First Century Fox, Inc., Class A	30,043,700	1,036,207
VF Corp.	10,330,200	796,355
Walt Disney Co.	6,503,100	780,372
Whirlpool Corp.	297,000	52,786
YUM! Brands, Inc.	264,500	23,213
		10,446,873
Consumer staples 9.40%
Avon Products, Inc.	4,031,181	22,857
Coca-Cola Co.	47,238,200	1,940,545
Colgate-Palmolive Co.	3,720,000	253,034
Costco Wholesale Corp.	3,799,200	552,024
CVS Health Corp.	7,106,900	799,313
Kroger Co.	8,440,000	331,186
Mondelez International, Inc.	11,174,700	504,314
Nestlé SA (ADR)	2,052,592	155,176
PepsiCo, Inc.	9,264,000	892,586
Procter & Gamble Co.	17,510,200	1,343,032
Unilever NV	7,797,400	349,558
Walgreens Boots Alliance, Inc.	1,500,000	144,945
Wal-Mart Stores, Inc.	284,300	20,464
		7,309,034
Health care 12.00%
Abbott Laboratories	1,930,000	97,832
AbbVie Inc.	4,507,200	315,549
AmerisourceBergen Corp.	1,417,300	149,879
AstraZeneca PLC (ADR)	4,133,800	139,681
Bristol-Myers Squibb Co.	13,195,300	866,140
Eli Lilly and Co.	3,218,400	271,987
Gilead Sciences, Inc.	490,000	57,751
Humana Inc.[2]	7,620,000	1,387,526
Johnson & Johnson	11,165,000	1,118,845
Medtronic PLC	9,840,600	771,405
Merck & Co., Inc.	38,740,000	2,284,110
Washington Mutual Investors Fund — Page 2 of 7

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Novo Nordisk A/S, Class B (ADR)	2,847,100	$167,865
Pfizer Inc.	26,820,000	967,129
Quest Diagnostics Inc.	2,229,600	164,567
Regeneron Pharmaceuticals, Inc.[1]	257,500	142,567
UnitedHealth Group Inc.	3,554,000	431,456
		9,334,289
Financials 15.37%
ACE Ltd.	4,661,800	507,064
Allstate Corp.	4,000,000	275,800
American Express Co.	11,800,000	897,508
Ameriprise Financial, Inc.	202,000	25,385
Capital One Financial Corp.	6,500,000	528,450
Charles Schwab Corp.	6,922,300	241,450
Chubb Corp.	2,750,000	341,907
Citigroup Inc.	5,000,000	292,300
CME Group Inc., Class A	10,567,389	1,014,892
East West Bancorp, Inc.	1,760,000	78,778
Goldman Sachs Group, Inc.	2,489,800	510,583
JPMorgan Chase & Co.	21,712,800	1,487,978
KeyCorp	26,365,000	391,257
Marsh & McLennan Companies, Inc.	7,724,400	447,552
McGraw Hill Financial, Inc.	3,419,800	347,965
Moody’s Corp.	2,862,600	316,117
PNC Financial Services Group, Inc.	8,624,000	846,704
Sumitomo Mitsui Financial Group, Inc. (ADR)	11,000,000	101,860
U.S. Bancorp	9,000,000	406,890
Wells Fargo & Co.	49,980,600	2,892,377
		11,952,817
Information technology 11.03%
Accenture PLC, Class A	2,168,600	223,604
Amphenol Corp., Class A	4,600,000	259,486
Analog Devices, Inc.	1,110,783	64,792
Automatic Data Processing, Inc.	2,887,800	230,360
Avago Technologies Ltd.	290,000	36,291
Cisco Systems, Inc.	8,410,000	239,012
Google Inc., Class A1	512,200	336,771
Google Inc., Class C1	281,093	175,854
Intel Corp.	18,350,000	531,232
Intuit Inc.	1,570,400	166,101
Jack Henry & Associates, Inc.	844,200	58,976
KLA-Tencor Corp.[2]	8,038,000	426,416
Microsoft Corp.	87,637,000	4,092,648
NetApp, Inc.	2,581,400	80,411
Paychex, Inc.	3,000,000	139,200
Texas Instruments Inc.	16,749,700	837,150
Visa Inc., Class A	6,111,400	460,433
Xilinx, Inc.	5,171,800	215,923
		8,574,660
Washington Mutual Investors Fund — Page 3 of 7

unaudited
Common stocks Telecommunication services 3.06%	Shares	Value (000)
AT&T Inc.	10,900,000	$378,666
Verizon Communications Inc.	42,801,752	2,002,694
		2,381,360
Utilities 2.56%
CMS Energy Corp.	4,120,100	141,155
Dominion Resources, Inc.	3,200,000	229,440
Eversource Energy	2,866,193	142,507
Exelon Corp.	3,230,000	103,651
FirstEnergy Corp.	4,440,000	150,782
National Grid PLC (ADR)	730,000	48,632
PG&E Corp.	12,962,300	680,650
Pinnacle West Capital Corp.	3,000,000	185,130
Sempra Energy	1,636,900	166,604
Xcel Energy Inc.	4,000,000	138,680
		1,987,231
Miscellaneous 1.98%
Other common stocks in initial period of acquisition		1,540,559
Total common stocks (cost: $49,627,215,000)		75,021,906
Short-term securities 3.52%	Principal amount (000)
3M Co. 0.10% due 8/25/2015[3]	$50,000	49,996
Abbott Laboratories 0.12%–0.15% due 8/20/2015–9/29/2015[3]	96,000	95,992
Apple Inc. 0.11% due 8/4/2015[3]	20,000	20,000
Caterpillar Financial Services Corp. 0.12% due 9/1/2015–10/14/2015	112,600	112,575
Chevron Corp. 0.12% due 9/21/2015[3]	14,100	14,097
Coca-Cola Co. 0.23% due 11/16/2015[3]	25,000	24,984
Emerson Electric Co. 0.11% due 8/24/2015–9/17/2015[3]	98,000	97,991
Estée Lauder Companies Inc. 0.10% due 8/5/2015[3]	25,000	25,000
ExxonMobil Corp. 0.11% due 8/4/2015	69,900	69,899
Fannie Mae 0.10%–0.17% due 8/3/2015–1/8/2016	259,600	259,488
Federal Farm Credit Banks 0.09% due 10/20/2015	50,000	49,992
Federal Home Loan Bank 0.07%–0.16% due 8/21/2015–12/7/2015	1,020,900	1,020,702
Freddie Mac 0.10%–0.18% due 8/10/2015–12/18/2015	283,900	283,827
General Electric Capital Corp. 0.23% due 9/14/2015	50,000	49,991
General Electric Co. 0.10% due 8/3/2015	75,000	74,999
IBM Corp. 0.09%–0.10% due 8/10/2015–8/25/2015[3]	169,600	169,596
John Deere Capital Corp. 0.12% due 8/19/2015[3]	50,000	49,997
National Rural Utilities Cooperative Finance Corp. 0.10% due 8/11/2015–8/27/2015	79,100	79,095
Paccar Financial Corp. 0.10% due 8/18/2015	53,100	53,096
Qualcomm Inc. 0.10% due 9/15/2015[3]	27,250	27,245
Regents of the University of California 0.14% due 9/15/2015	19,800	19,797
U.S. Treasury Bills 0.13% due 10/1/2015	50,000	49,997
Walt Disney Co. 0.11% due 9/28/2015[3]	39,600	39,593
Total short-term securities (cost: $2,737,844,000)		2,737,949
Total investment securities 99.99% (cost: $52,365,059,000)		77,759,855
Other assets less liabilities 0.01%		8,300
Net assets 100.00%		$77,768,155
Washington Mutual Investors Fund — Page 4 of 7

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended July 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2015 (000)
Humana Inc.	7,620,000	—	—	7,620,000	$2,210	$1,387,526
KLA-Tencor Corp.	8,038,000	—	—	8,038,000	4,019	426,416
					$6,229	$1,813,942

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $614,491,000, which represented .79% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the
Washington Mutual Investors Fund — Page 5 of 7

unaudited
security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$6,267,478	$—	$—	$6,267,478
Materials	2,986,471	—	—	2,986,471
Industrials	12,241,134	—	—	12,241,134
Consumer discretionary	10,446,873	—	—	10,446,873
Consumer staples	7,309,034	—	—	7,309,034
Health care	9,334,289	—	—	9,334,289
Financials	11,952,817	—	—	11,952,817
Information technology	8,574,660	—	—	8,574,660
Telecommunication services	2,381,360	—	—	2,381,360
Utilities	1,987,231	—	—	1,987,231
Miscellaneous	1,540,559	—	—	1,540,559
Short-term securities	—	2,737,949	—	2,737,949
Total	$75,021,906	$2,737,949	$—	$77,759,855
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$26,287,190
Gross unrealized depreciation on investment securities	(920,450)
Net unrealized appreciation on investment securities	25,366,740
Cost of investment securities	52,393,115

Washington Mutual Investors Fund — Page 6 of 7

unaudited
Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-001-0915O-S49121	Washington Mutual Investors Fund — Page 7 of 7

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By _/s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: September 28, 2015

By _/s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: September 28, 2015